Touchstone Mid Cap Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.21%	13.09%	14.27%
Bloomberg US Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.28%	6.89%	11.83%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.72%	5.03%	11.08%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	3.28%	9.26%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	3.57%	8.62%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.33%	5.23%	11.02%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		9.39%	6.35%	12.01%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		9.52%	6.48%	12.11%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.60%	6.58%	12.16%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
[3]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.